245 Summer Street

Fidelity® Investments

Boston, MA 02210

August 31, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105
Fidelity Mid Cap Growth Index Fund
Fidelity Mid Cap Value Index Fund
Fidelity SAI Enhanced Municipal Income Fund
Fidelity Small Cap Growth Index Fund
Fidelity Small Cap Value Index Fund
(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk
Nicole Macarchuk
Secretary of the Trust